Prudential World Fund, Inc.
655 Broad Street

Newark, New Jersey 07102

December 12, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: 497(j) Filing for Prudential World Fund, Inc.
Registration Numbers 002-89725 and 811-03981

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 12, 2017.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan Shain
Jonathan Shain
Assistant Secretary